Income and Social Contribution Taxes - Schedule of Deferred Income Tax and Social Contribution Tax (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	R$ 4,424	R$ 4,819
Deferred tax liabilities, Balance at beginning of period	(2,491)	(2,631)
Deferred tax assets (liabilities), Balance at beginning of period	1,933	2,188
Profit and loss	(744)	(142)
Comprehensive income	(394)	(119)
Others	(5)	6
Deferred tax assets, Balance at end of period	3,601	4,424
Deferred tax liabilities, Balance at end of period	(2,811)	(2,491)
Deferred tax assets (liabilities), Balance at end of period	790	1,933
Total assets	2,334	3,045	R$ 3,120
Total liabilities	(1,543)	(1,112)	R$ (932)
Deferred tax assets
Movement of deferred income tax and social contribution
Profit and loss	(429)	(282)
Comprehensive income	(394)	(119)
Others		6
Deferred tax assets, Tax loss carryforwards
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	1,219	987
Profit and loss	(263)	232
Comprehensive income
Others
Deferred tax assets, Balance at end of period	956	1,219
Deferred tax assets, Provisions for contingencies
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	723	602
Profit and loss	(104)	121
Comprehensive income
Others
Deferred tax assets, Balance at end of period	619	723
Deferred tax assets, Impairment on investments
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	57	56
Profit and loss	(40)	1
Comprehensive income
Others
Deferred tax assets, Balance at end of period	17	57
Deferred tax assets, Fair value of derivative financial instruments (PUT SAAG)
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period		229
Profit and loss		(229)
Comprehensive income
Others
Deferred tax assets, Balance at end of period
Deferred tax assets, Provision related to the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	88	598
Profit and loss	(88)	(510)
Comprehensive income
Others
Deferred tax assets, Balance at end of period		88
Deferred tax assets, Provision for income sharing payments
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	48	30
Profit and loss	(18)	18
Comprehensive income
Others
Deferred tax assets, Balance at end of period	30	48
Deferred tax assets, Post-employment obligations
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	1,812	1,852
Profit and loss	47	79
Comprehensive income	(394)	(119)
Others
Deferred tax assets, Balance at end of period	1,465	1,812
Deferred tax assets, Provision for expected credit losses
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	326	319
Profit and loss	24	7
Comprehensive income
Others
Deferred tax assets, Balance at end of period	350	326
Deferred tax assets, Onerous concession
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	12	12
Profit and loss
Comprehensive income
Others
Deferred tax assets, Balance at end of period	12	12
Deferred tax assets, Rights of use
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	126	117
Profit and loss	8	9
Comprehensive income
Others
Deferred tax assets, Balance at end of period	134	126
Deferred tax assets, Others
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	13	17
Profit and loss	5	(10)
Comprehensive income
Others		6
Deferred tax assets, Balance at end of period	18	13
Deferred tax liabilities
Movement of deferred income tax and social contribution
Profit and loss	(315)	140
Comprehensive income
Others	(5)
Deferred tax liabilities, Deemed cost
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(155)	(156)
Profit and loss	8	1
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(147)	(155)
Deferred tax liabilities, Acquisition costs of equity interests
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(439)	(456)
Profit and loss	100	17
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(339)	(439)
Deferred tax liabilities, Borrowing costs capitalized
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(182)	(170)
Profit and loss	(17)	(12)
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(199)	(182)
Deferred tax liabilities, Adjustment to expectation of cash flow – Concession assets
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(334)	(263)
Profit and loss	(53)	(71)
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(387)	(334)
Deferred tax liabilities, Revenues arising from transmission contract asset
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(931)	(940)
Profit and loss	(469)	9
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(1,400)	(931)
Deferred tax liabilities, Adjustment to fair value: Swap/Loss
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(126)	(210)
Profit and loss	125	84
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(1)	(126)
Deferred tax liabilities, Reimbursement of costs – GSF
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(229)	(274)
Profit and loss	45	45
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(184)	(229)
Deferred tax liabilities, Lease liabilities
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(127)	(108)
Profit and loss	8	(19)
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(119)	(127)
Deferred tax liabilities, Others
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	32	(54)
Profit and loss	(62)	86
Comprehensive income
Others	(5)
Deferred tax liabilities, Balance at end of period	R$ (35)	R$ 32